Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
General and administrative expenses	$ 166,537	$ 155,506	$ 216,687	$ 365,250	$ 361,948	$ 871,091
Franchise tax expense	50,000			94,746		5,480
Loss from operations	(216,537)	(155,506)	(216,687)	(459,996)	(361,948)	(876,571)
Interest income	2,125,942	1,444,095		4,166,596	2,608,916	6,187,823
Income (loss) before income tax expense	1,909,405	1,288,589	(216,687)	3,706,600	2,246,968	5,311,252
Income tax expense	433,519			852,712		44,450
Net income (loss)	1,475,886	$ 1,288,589	$ (216,687)	$ 2,853,888	$ 2,246,968	5,266,802
Class A Common Stock [Member]
Interest income						6,200,000
Net income (loss)	$ 0					$ 5,400,000
Weighted average shares outstanding	34,500,000	34,500,000	34,500,000	34,500,000	34,500,000	34,500,000
Basic and diluted net income (loss) per share	$ 0.04	$ 0.04	$ 0.00	$ 0.08	$ 0.07	$ 0.16
Class F Common Stock [Member]
Net income (loss)	$ 0
Weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ 0.00	$ (0.01)